Inventories - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Inventories, recognized as expense	kr 60,362	kr 61,647
Inventory obsolescence allowances	kr 3,676	kr 3,627	kr 3,386